Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Schedule of Changes in Redeemable Noncontrolling Interest
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Beginning balance	$123.3	$343.6
Net loss attributable to redeemable noncontrolling interests	(1.6)	(7.3)
Adjustments to redemption value	0.9	71.5
Cash contributions (distributions)	0.5	(1.0)
Purchase of noncontrolling interest	(23.4)	(0.6)

Ending balance	$99.7	$406.2

The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Beginning balance	$343.6	$321.2	$219.1
Net loss attributable to redeemable noncontrolling interests	(14.9)	(9.2)	(17.7)
Noncontrolling interests discount accretion	—	13.2	22.7
Adjustments to redemption value	83.4	78.4	98.6
Other (1)	(93.2)	1.7	—
Cash distributions	(1.0)	(6.6)	(1.5)
Purchase of noncontrolling interest	(194.6)	(55.1)	—

Ending balance	$123.3	$343.6	$321.2

(1)	In fiscal 2024, amounts represent the reclassification of a portion of the 3 Arts Entertainment redeemable noncontrolling interest from mezzanine equity to a liability, as further described below.